CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
CURRENT ASSETS
Schedule of proceeds receivable

Balance, December 31, 2018	$11,805
Change in consumer price index inflation factor	441
Foreign currency translation	(596)
Balance, December 31, 2019	$11,650